Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
AXS Adaptive Plus Fund | Class I
Prospectus:
Trading Symbol	AXSPX
AXS Adaptive Plus Fund | Investor Class
Prospectus:
Trading Symbol	AXSVX
AXS Alternative Value Fund | Investor Class Shares
Prospectus:
Trading Symbol	COGLX
AXS Alternative Value Fund | Class I Shares
Prospectus:
Trading Symbol	COGVX
AXS Chesapeake Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	EQCHX
AXS Chesapeake Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	ECHAX
AXS Chesapeake Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	ECHCX
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus:
Trading Symbol	ADOIX
AXS Dynamic Opportunity Fund | Class A Shares
Prospectus:
Trading Symbol	ADOAX
AXS Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	OIOIX
AXS Income Opportunities Fund | Class A
Prospectus:
Trading Symbol	OIOAX
AXS Income Opportunities Fund | Class D
Prospectus:
Trading Symbol	OIODX
AXS Market Neutral Fund | Investor Class Shares
Prospectus:
Trading Symbol	COGMX
AXS Market Neutral Fund | Class I Shares
Prospectus:
Trading Symbol	COGIX
AXS Merger Fund | Class I
Prospectus:
Trading Symbol	GAKIX
AXS Merger Fund | Investor Class
Prospectus:
Trading Symbol	GAKAX
AXS Multi-Strategy Alternatives Fund | Investor Class
Prospectus:
Trading Symbol	KCMTX
AXS Multi-Strategy Alternatives Fund | Class I Shares
Prospectus:
Trading Symbol	KCMIX
AXS Sustainable Income Fund | Class A Shares
Prospectus:
Trading Symbol	AXSMX
AXS Sustainable Income Fund | Class I Shares
Prospectus:
Trading Symbol	AXSKX
AXS Tactical Income Fund | Class A Shares
Prospectus:
Trading Symbol	TINAX
AXS Tactical Income Fund | Class I Shares
Prospectus:
Trading Symbol	TINIX
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares
Prospectus:
Trading Symbol	LDVCX
AXS FTSE Venture Capital Return Tracker Fund | Class I Shares
Prospectus:
Trading Symbol	LDVIX
AXS FTSE Venture Capital Return Tracker Fund | Class A Shares
Prospectus:
Trading Symbol	LDVAX